Other investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)
Schedule of Cost Method Investments
Unlisted equity securities, at cost	$ 27,477		¥ 189,129		¥ 189,129
Dividend income	$ 7	¥ 45	¥ 49,198	¥ 2,344
Qilu Stem Cells
Schedule of Cost Method Investments
Percentage equity interest acquired	24.00%	24.00%	24.00%
Dividend income		¥ 0	¥ 31,800	¥ 0